Income Taxes - Reconciliation of U.S. Federal Statutory Rate to Alcoa's Effective Tax Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%		35.00%		35.00%	35.00%	35.00%
Taxes on foreign operations					(6.70%)	(67.50%)	(1.10%)
Permanent differences on restructuring and other charges and asset disposals						(19.40%)	(0.50%)
Noncontrolling interest					(8.50%)	(53.50%)	(2.00%)
Statutory tax rate and law changes					(0.30%)	(57.00%)	0.20%
Tax holidays					6.20%	(61.80%)
Changes in valuation allowances					(62.60%)	3.40%	(5.80%)
Impairment of goodwill							(22.10%)
Equity income/loss					(2.60%)	(23.00%)	(0.40%)
Impact of capitalization of intercompany debt					3.30%	38.10%	1.40%
Losses and credits with no tax benefit			(747.00%)		(82.00%)	(243.00%)	(9.90%)
Other					(1.10%)	(2.10%)	0.70%
Effective tax rate	86.80%	550.00%	712.00%	67.20%	(119.30%)	(450.80%)	(4.50%)